Goodwill And Other Intangibles	12 Months Ended
Sep. 30, 2011
Goodwill And Other Intangibles [Abstract]
Goodwill And Other Intangibles
(6)  Goodwill and Other Intangibles

Purchases of businesses are accounted for under the acquisition method, with substantially all goodwill assigned to the reporting unit that acquires the business. Under an impairment test performed annually, if the carrying amount of a reporting unit's goodwill exceeds its estimated fair value, impairment is recognized to the extent that the carrying amount exceeds the implied fair value of the goodwill. Fair values of reporting units are estimated using discounted cash flows and are subject to change due to changes in underlying economic conditions. The change in the carry amount of goodwill by business segment follows. See Notes 3 and 4 for further discussion of changes in goodwill related to acquisitions, divestitures and impairment.

	PROCESS	INDUSTRIAL	NETWORK	CLIMATE	TOOLS AND
	MANAGEMENT	AUTOMATION	POWER	TECHNOLOGIES	STORAGE	TOTAL
Balance, September 30, 2009	$2,279	1,304	2,417	473	605	7,078
Acquisitions	27	97	1,509			1,633
Divestitures			(2)		(44)	(46)
Foreign currency translation and other	(32)	(22)	73	(9)	(19)	(9)
Balance, September 30, 2010	$2,274	1,379	3,997	464	542	8,656
Acquisitions	110			15		125
Divestitures		(1)	(8)		(6)	(15)
Impairment		(19)				(19)
Foreign currency translation and other	(16)	34	1	4	1	24
Balance, September 30, 2011	$2,368	1,393	3,990	483	537	8,771

The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

	CUSTOMER RELATIONSHIPS		INTELLECTUAL PROPERTY		CAPITALIZED SOFTWARE		TOTAL
	2010	2011	2010	2011	2010	2011	2010	2011
Gross carrying amount	$1,414	1,499	1,127	1,110	918	971	3,459	3,580
Less: Accumulated amortization	181	330	420	518	708	763	1,309	1,611
Net carrying amount	$1,233	1,169	707	592	210	208	2,150	1,969

Total intangible asset amortization expense for 2011, 2010 and 2009 was $345, $254 and $184, respectively. Based on intangible asset balances as of September 30, 2011, amortization expense is expected to approximate $312 in 2012, $267 in 2013, $231 in 2014, $198 in 2015 and $173 in 2016.